Fair value evolution assets (Detail) - Convertible loans Ditto & Fluidda - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of gains losses fair value financial assets [line items]
As at 1 January	€ 6,203	€ 2,750
Addition		2,830	€ 2,500
Remeasurement		316
Capitalized interests		307	250
Reimbursement Ditto convertible loan	(2,643)
As at 31 December	€ 3,560	€ 6,203	€ 2,750